Employee plans - Funded Status of the Plan and Amounts Recognized in Consolidated Balance Sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension and postretirement assets	$ 25.6	$ 38.0
Other accrued liabilities	(9.7)	(10.2)
Long-term pension and postretirement liabilities	(816.4)	(787.7)
Pension Plans | U.S. Plans
Change in projected/accumulated benefit obligation
Benefit obligation at beginning of year	2,291.7	2,852.9
Service cost	0.0	0.0	$ 0.0
Interest cost	115.9	152.7	114.6
Plan participants’ contributions	0.0	0.0
Plan settlement	(192.0)	(516.1)
Actuarial (gain) loss	(58.8)	80.2
Benefits paid	(216.3)	(278.0)
Foreign currency translation adjustments	0.0	0.0
Benefit obligation at end of year	1,940.5	2,291.7	2,852.9
Change in plan assets
Fair value of plan assets at beginning of year	1,817.9	2,440.1
Actual return on plan assets	(32.1)	166.1
Employer contribution	5.6	5.8
Plan participants’ contributions	0.0	0.0
Plan settlement	(192.0)	(516.1)
Benefits paid	(216.3)	(278.0)
Foreign currency translation adjustments	0.0	0.0
Fair value of plan assets at end of year	1,383.1	1,817.9	2,440.1
Total funded status	(557.4)	(473.8)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension and postretirement assets	15.7	30.7
Other accrued liabilities	(5.2)	(5.4)
Long-term pension and postretirement liabilities	(567.9)	(499.1)
Total funded status	(557.4)	(473.8)
Accumulated other comprehensive loss, net of tax
Net (loss) income	1,418.5	1,514.2
Prior service cost	(22.2)	(24.7)
Accumulated benefit obligation	1,940.5	2,291.7
Pension Plans | International Plans
Change in projected/accumulated benefit obligation
Benefit obligation at beginning of year	1,715.4	1,574.6
Service cost	1.3	1.1	1.9
Interest cost	68.0	72.3	39.3
Plan participants’ contributions	1.2	1.2
Plan settlement	(2.9)	(4.5)
Actuarial (gain) loss	(155.0)	67.7
Benefits paid	(91.3)	(80.9)
Foreign currency translation adjustments	(22.4)	83.9
Benefit obligation at end of year	1,514.3	1,715.4	1,574.6
Change in plan assets
Fair value of plan assets at beginning of year	1,486.2	1,444.3
Actual return on plan assets	(68.6)	18.7
Employer contribution	16.3	36.6
Plan participants’ contributions	1.2	1.2
Plan settlement	(2.9)	(4.5)
Benefits paid	(91.3)	(80.9)
Foreign currency translation adjustments	(19.4)	70.8
Fair value of plan assets at end of year	1,321.5	1,486.2	1,444.3
Total funded status	(192.8)	(229.2)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension and postretirement assets	9.9	7.3
Other accrued liabilities	(0.1)	(0.2)
Long-term pension and postretirement liabilities	(202.6)	(236.3)
Total funded status	(192.8)	(229.2)
Accumulated other comprehensive loss, net of tax
Net (loss) income	1,002.6	1,037.8
Prior service cost	(42.0)	(45.0)
Accumulated benefit obligation	1,511.3	1,712.5
Other Postretirement Benefit Plans
Change in projected/accumulated benefit obligation
Benefit obligation at beginning of year	60.1	68.9
Service cost	0.1	0.2	0.2
Interest cost	2.3	2.6	1.9
Plan participants’ contributions	0.2	0.3
Actuarial (gain) loss	(0.8)	(6.9)
Benefits paid	(5.2)	(5.1)
Foreign currency translation adjustments	(3.3)	0.1
Benefit obligation at end of year	53.4	60.1	68.9
Change in plan assets
Fair value of plan assets at beginning of year	3.2	5.2
Actual return on plan assets	(0.3)	(2.8)
Employer contribution	5.2	5.6
Plan participants’ contributions	0.2	0.3
Benefits paid	(5.2)	(5.1)
Fair value of plan assets at end of year	3.1	3.2	$ 5.2
Total funded status	(50.3)	(56.9)
Amounts recognized in the consolidated balance sheets consist of:
Other accrued liabilities	(4.4)	(4.6)
Long-term pension and postretirement liabilities	(45.9)	(52.3)
Total funded status	(50.3)	(56.9)
Accumulated other comprehensive loss, net of tax
Net (loss) income	(7.1)	(7.6)
Prior service cost	$ 0.4	$ 0.6